LEASE - Minimum future lease payments (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Minimum future lease payments
For year ended September 30, 2026	$ 166,006
For year ended September 30, 2027	163,410
For year ended September 30, 2028	141,593
For year ended September 30, 2029	141,593
For year ended September 30, 2030	148,673
Total	761,275
Less: present value discount	(60,283)
Total operating lease liabilities	$ 700,992	$ 13,122